NET LOSS PER SHARE - Basic and diluted net loss per share computation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to CASI Pharmaceuticals, Inc.	$ (41,014)	$ (36,654)	$ (48,287)
Denominator:
Weighted average number of common stock	13,647,455	13,610,441	11,045,119
Denominator for basic and diluted net loss per share calculation	13,647,455	13,610,441	11,045,119
Net loss per share (basic)	$ (3.01)	$ (2.69)	$ (4.37)
Net loss per share (diluted)	$ (3.01)	$ (2.69)	$ (4.37)